Quarterly Holdings Report
for
Fidelity Advisor® Series Equity Growth Fund
February 28, 2023
AXM1-NPRT1-0423
1.9860272.108
Common Stocks - 99.3%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.4%
Entertainment - 4.7%
Liberty Media Corp. Liberty Formula One Series C (a)	33,379	2,265,433
Netflix, Inc. (a)	15,348	4,944,051
Universal Music Group NV	911,383	21,473,412
Warner Music Group Corp. Class A	554,140	17,488,658
		46,171,554
Interactive Media & Services - 3.7%
Alphabet, Inc. Class A (a)	371,375	33,446,033
Bumble, Inc. (a)	84,424	2,041,372
Epic Games, Inc. (a)(b)(c)	805	600,506
		36,087,911
Media - 0.0%
Innovid Corp. (a)	59,313	100,239
TOTAL COMMUNICATION SERVICES		82,359,704
CONSUMER DISCRETIONARY - 13.6%
Auto Components - 0.0%
Mobileye Global, Inc. (d)	8,200	323,982
Automobiles - 0.8%
Ferrari NV	29,504	7,681,956
XPeng, Inc. ADR (a)(d)	4,400	39,248
		7,721,204
Diversified Consumer Services - 0.3%
Laureate Education, Inc. Class A	224,608	2,663,851
Hotels, Restaurants & Leisure - 2.3%
Airbnb, Inc. Class A (a)	61,316	7,559,036
Booking Holdings, Inc. (a)	1,778	4,487,672
Chipotle Mexican Grill, Inc. (a)	1,550	2,311,174
Flutter Entertainment PLC (a)	54,237	8,699,617
		23,057,499
Internet & Direct Marketing Retail - 6.5%
Amazon.com, Inc. (a)	258,023	24,313,507
MercadoLibre, Inc. (a)	7,172	8,749,840
Uber Technologies, Inc. (a)	925,796	30,791,975
		63,855,322
Multiline Retail - 0.1%
Dollarama, Inc.	10,927	631,195
Specialty Retail - 2.3%
Aritzia, Inc. (a)	19,720	600,344
Five Below, Inc. (a)	44,369	9,064,587
RH (a)	7,300	2,182,919
TJX Companies, Inc.	142,145	10,888,307
		22,736,157
Textiles, Apparel & Luxury Goods - 1.3%
LVMH Moet Hennessy Louis Vuitton SE	8,183	6,802,751
On Holding AG (a)	2,600	56,862
Samsonite International SA (a)(e)	1,966,587	5,511,875
		12,371,488
TOTAL CONSUMER DISCRETIONARY		133,360,698
CONSUMER STAPLES - 4.0%
Beverages - 3.9%
Boston Beer Co., Inc. Class A (a)	9,880	3,199,144
Constellation Brands, Inc. Class A (sub. vtg.)	21,776	4,871,291
Keurig Dr. Pepper, Inc.	155,327	5,366,548
Monster Beverage Corp. (a)	94,418	9,607,976
The Coca-Cola Co.	252,321	15,015,623
		38,060,582
Household Products - 0.1%
Energizer Holdings, Inc.	29,000	1,050,670
TOTAL CONSUMER STAPLES		39,111,252
ENERGY - 4.9%
Energy Equipment & Services - 1.1%
Baker Hughes Co. Class A	176,498	5,400,839
Cactus, Inc.	26,988	1,240,099
Championx Corp.	104,772	3,202,880
Helmerich & Payne, Inc.	24,741	1,041,101
TechnipFMC PLC (a)	7,800	119,262
		11,004,181
Oil, Gas & Consumable Fuels - 3.8%
Canadian Natural Resources Ltd.	26,157	1,478,132
Cheniere Energy, Inc.	108,300	17,039,922
Denbury, Inc. (a)	21,200	1,767,444
New Fortress Energy, Inc.	62,268	2,054,221
Ovintiv, Inc.	18,247	780,424
Reliance Industries Ltd.	495,498	13,924,846
		37,044,989
TOTAL ENERGY		48,049,170
FINANCIALS - 6.0%
Banks - 1.2%
Bank of America Corp.	261,383	8,965,437
East West Bancorp, Inc.	2,600	198,146
HDFC Bank Ltd. (a)	30,658	593,100
Signature Bank	17,143	1,972,302
Western Alliance Bancorp.	2,600	193,024
		11,922,009
Capital Markets - 2.7%
CME Group, Inc.	112,460	20,845,586
MSCI, Inc.	10,042	5,243,430
		26,089,016
Insurance - 2.0%
American Financial Group, Inc.	39,943	5,356,756
Arthur J. Gallagher & Co.	44,098	8,261,760
BRP Group, Inc. (a)	62,582	1,798,607
Marsh & McLennan Companies, Inc.	27,080	4,390,751
		19,807,874
Thrifts & Mortgage Finance - 0.1%
Rocket Companies, Inc. (d)	100,854	792,712
TOTAL FINANCIALS		58,611,611
HEALTH CARE - 18.9%
Biotechnology - 6.7%
2seventy bio, Inc. (a)	11,500	155,135
Adamas Pharmaceuticals, Inc.:
rights (a)(c)	220,830	59,624
rights (a)(c)	220,830	19,875
Affimed NV (a)	69,014	62,748
Alnylam Pharmaceuticals, Inc. (a)	31,301	5,992,576
Applied Therapeutics, Inc. (a)	8,800	8,888
Arcellx, Inc.	8,500	238,085
Beam Therapeutics, Inc. (a)(d)	8,525	343,046
Biogen, Inc. (a)	16,352	4,412,751
Cytokinetics, Inc. (a)	24,114	1,045,583
EQRx, Inc. (a)	57,568	130,104
Erasca, Inc. (a)	22,300	80,280
Evelo Biosciences, Inc. (a)	61,000	37,814
Galapagos NV sponsored ADR (a)	66,146	2,479,483
Gamida Cell Ltd. (a)(d)	253,863	373,179
Genmab A/S (a)	4,800	1,805,995
Hookipa Pharma, Inc. (a)	157,000	135,805
Immunocore Holdings PLC ADR (a)	23,946	1,313,438
Innovent Biologics, Inc. (a)(e)	105,005	509,681
Insmed, Inc. (a)	105,786	2,155,919
Legend Biotech Corp. ADR (a)	20,227	934,083
Prelude Therapeutics, Inc. (a)	4,000	22,640
Regeneron Pharmaceuticals, Inc. (a)	14,092	10,715,839
Rubius Therapeutics, Inc. (a)	28,487	4,156
Seagen, Inc. (a)	50,047	8,992,945
Seres Therapeutics, Inc. (a)	54,600	275,730
Synlogic, Inc. (a)	165,200	115,640
Vertex Pharmaceuticals, Inc. (a)	75,533	21,926,475
Vor Biopharma, Inc. (a)	82,331	459,407
XOMA Corp. (a)(d)	51,077	1,086,919
		65,893,843
Health Care Equipment & Supplies - 2.2%
Boston Scientific Corp. (a)	257,970	12,052,358
Insulet Corp. (a)	1,500	414,540
Penumbra, Inc. (a)	12,414	3,227,516
Stryker Corp.	23,721	6,235,776
		21,930,190
Health Care Providers & Services - 4.7%
HealthEquity, Inc. (a)	164,905	10,746,859
Option Care Health, Inc. (a)	7,150	219,291
UnitedHealth Group, Inc.	73,558	35,009,195
		45,975,345
Health Care Technology - 0.3%
Certara, Inc. (a)	89,420	1,620,290
Doximity, Inc. (a)	12,855	432,314
Simulations Plus, Inc. (d)	18,056	686,850
		2,739,454
Life Sciences Tools & Services - 2.5%
Bio-Techne Corp.	32,258	2,343,221
Bruker Corp.	75,235	5,185,196
Charles River Laboratories International, Inc. (a)	13,022	2,856,245
Codexis, Inc. (a)	75,001	362,630
Danaher Corp.	35,375	8,756,374
Nanostring Technologies, Inc. (a)	14,449	141,022
Thermo Fisher Scientific, Inc.	8,258	4,473,854
		24,118,542
Pharmaceuticals - 2.5%
Aclaris Therapeutics, Inc. (a)	31,400	391,244
AstraZeneca PLC sponsored ADR	93,208	6,075,297
Eli Lilly & Co.	49,452	15,390,451
Nuvation Bio, Inc. (a)	41,625	80,753
Revance Therapeutics, Inc. (a)	87,388	3,032,364
		24,970,109
TOTAL HEALTH CARE		185,627,483
INDUSTRIALS - 10.1%
Aerospace & Defense - 2.4%
Axon Enterprise, Inc. (a)	15,259	3,056,530
Spirit AeroSystems Holdings, Inc. Class A (d)	167,782	5,734,789
The Boeing Co. (a)	72,233	14,558,561
		23,349,880
Airlines - 0.5%
Ryanair Holdings PLC sponsored ADR (a)	54,300	5,037,411
Electrical Equipment - 1.6%
AMETEK, Inc.	24,125	3,415,135
Bloom Energy Corp. Class A (a)(d)	15,666	339,796
Eaton Corp. PLC	7,357	1,286,960
Hubbell, Inc. Class B	9,047	2,275,682
Rockwell Automation, Inc.	27,088	7,989,064
		15,306,637
Industrial Conglomerates - 1.3%
General Electric Co.	153,428	12,996,886
Machinery - 2.0%
Chart Industries, Inc. (a)	9,490	1,266,915
Energy Recovery, Inc. (a)	13,700	302,359
Ingersoll Rand, Inc.	177,102	10,284,313
Parker Hannifin Corp.	14,196	4,994,863
Westinghouse Air Brake Tech Co.	28,579	2,981,647
		19,830,097
Professional Services - 1.4%
ASGN, Inc. (a)	22,244	1,975,267
KBR, Inc.	209,859	11,565,329
		13,540,596
Trading Companies & Distributors - 0.9%
Ferguson PLC	64,039	9,201,151
TOTAL INDUSTRIALS		99,262,658
INFORMATION TECHNOLOGY - 31.8%
IT Services - 3.6%
Block, Inc. Class A (a)	84,416	6,477,240
Cloudflare, Inc. (a)	50,817	3,049,528
MasterCard, Inc. Class A	53,402	18,973,197
MongoDB, Inc. Class A (a)	32,470	6,803,114
Snowflake, Inc. (a)	1,000	154,380
		35,457,459
Semiconductors & Semiconductor Equipment - 9.8%
Aixtron AG	111,331	3,424,310
Allegro MicroSystems LLC (a)	42,938	1,875,532
ASML Holding NV	8,716	5,384,135
BE Semiconductor Industries NV	34,500	2,676,954
eMemory Technology, Inc.	5,992	364,510
Enphase Energy, Inc. (a)	21,428	4,511,237
KLA Corp.	6,300	2,390,094
Monolithic Power Systems, Inc.	4,103	1,987,042
NVIDIA Corp.	165,914	38,518,594
NXP Semiconductors NV	28,491	5,085,074
onsemi (a)	6,200	479,942
Qualcomm, Inc.	69,322	8,563,347
Silicon Laboratories, Inc. (a)	1,900	339,207
SiTime Corp. (a)	42,793	5,312,751
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	121,809	10,605,910
Universal Display Corp.	37,659	5,115,975
		96,634,614
Software - 14.6%
Adobe, Inc. (a)	50,442	16,340,686
Confluent, Inc. (a)	155,634	3,795,913
Elastic NV (a)	988	58,312
HashiCorp, Inc. (a)(d)	74,111	2,164,041
HubSpot, Inc. (a)	5,298	2,049,584
Intuit, Inc.	21,040	8,567,067
Manhattan Associates, Inc. (a)	39,428	5,667,775
Microsoft Corp.	360,204	89,842,079
Oracle Corp.	158,344	13,839,266
Palo Alto Networks, Inc. (a)	1,023	192,703
Volue A/S (a)	230,969	513,769
		143,031,195
Technology Hardware, Storage & Peripherals - 3.8%
Apple, Inc.	251,161	37,023,643
TOTAL INFORMATION TECHNOLOGY		312,146,911
MATERIALS - 1.5%
Chemicals - 1.2%
Albemarle Corp.	17,282	4,394,985
Aspen Aerogels, Inc. (a)	88,679	962,167
CF Industries Holdings, Inc.	78,113	6,709,126
		12,066,278
Metals & Mining - 0.3%
MP Materials Corp. (a)(d)	68,951	2,413,285
TOTAL MATERIALS		14,479,563
REAL ESTATE - 0.1%
Real Estate Management & Development - 0.1%
Doma Holdings, Inc. (a)(b)	115,014	65,558
WeWork, Inc. (a)(d)	636,976	738,892
		804,450
UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Partners LP	13,809	360,691
TOTAL COMMON STOCKS (Cost $702,911,667)		974,174,191

Convertible Preferred Stocks - 0.4%
	Shares	Value ($)
HEALTH CARE - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (a)(b)(c)	26,300	83,634
INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.0%
AppNexus, Inc. Series E (Escrow) (a)(b)(c)	38,419	1,203
Software - 0.1%
ASAPP, Inc. Series C (a)(b)(c)	90,925	424,620
TOTAL INFORMATION TECHNOLOGY		425,823
MATERIALS - 0.3%
Metals & Mining - 0.3%
Illuminated Holdings, Inc.:
Series C2 (a)(b)(c)	21,131	994,636
Series C3 (a)(b)(c)	26,414	1,243,307
Series C4 (a)(b)(c)	6,345	298,659
Series C5 (a)(b)(c)	13,150	618,971
		3,155,573
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,827,365)		3,665,030

Money Market Funds - 2.1%
	Shares	Value ($)
Fidelity Cash Central Fund 4.63% (f)	10,929,329	10,931,514
Fidelity Securities Lending Cash Central Fund 4.63% (f)(g)	10,058,974	10,059,980
TOTAL MONEY MARKET FUNDS (Cost $20,991,494)		20,991,494

TOTAL INVESTMENT IN SECURITIES - 101.8% (Cost $726,730,526)	998,830,715
NET OTHER ASSETS (LIABILITIES) - (1.8)%	(18,020,070)
NET ASSETS - 100.0%	980,810,645

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,331,094 or 0.4% of net assets.

(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,021,556 or 0.6% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
AppNexus, Inc. Series E (Escrow)	8/01/14	0

ASAPP, Inc. Series C	4/30/21	599,841

Doma Holdings, Inc.	3/02/21	1,150,140

ElevateBio LLC Series C	3/09/21	110,329

Epic Games, Inc.	3/29/21	712,425

Illuminated Holdings, Inc. Series C2	7/07/20	528,275

Illuminated Holdings, Inc. Series C3	7/07/20	792,420

Illuminated Holdings, Inc. Series C4	1/08/21	228,420

Illuminated Holdings, Inc. Series C5	6/16/21	568,080

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.63%	8,265,413	137,246,619	134,580,518	114,100	-	-	10,931,514	0.0%
Fidelity Securities Lending Cash Central Fund 4.63%	7,581,305	41,188,220	38,709,545	20,617	-	-	10,059,980	0.0%
Total	15,846,718	178,434,839	173,290,063	134,717	-	-	20,991,494

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.